Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Common stocks: 0.53%
Energy: 0.28%
Oil, gas & consumable fuels: 0.28%
Denbury Incorporated †	12,400	$ 906,936
Financials: 0.25%
Mortgage REITs: 0.25%
Blackstone Mortgage Trust Incorporated Class A	9,000	279,990
Ladder Capital Corporation	23,000	265,880
Starwood Property Trust Incorporated	11,000	262,790
		808,660
Total Common stocks (Cost $1,691,262)		1,715,596

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 77.18%
Communication services: 12.76%
Diversified telecommunication services: 0.46%
Level 3 Financing Incorporated 144A	3.63%	1-15-2029	$ 1,775,000	1,499,875
Entertainment: 1.38%
CEC Entertainment LLC 144A	6.75	5-1-2026	955,000	855,585
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	1,275,000	1,176,060
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	670,000	663,300
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,735,000	1,795,829
				4,490,774
Interactive media & services: 0.29%
Rackspace Technology Company 144A«	5.38	12-1-2028	1,200,000	948,768
Media: 10.36%
CCO Holdings LLC 144A	4.25	1-15-2034	790,000	654,408
CCO Holdings LLC 144A	4.50	8-15-2030	1,825,000	1,648,158
CCO Holdings LLC 144A	5.13	5-1-2027	1,850,000	1,823,360
Cinemark USA Incorporated 144A	5.25	7-15-2028	2,575,000	2,313,844
Cinemark USA Incorporated 144A	8.75	5-1-2025	1,250,000	1,287,624
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	1,225,000	1,125,653
CSC Holdings LLC 144A	4.13	12-1-2030	1,750,000	1,502,375
CSC Holdings LLC 144A	5.75	1-15-2030	1,725,000	1,441,686
DIRECTV Financing LLC 144A	5.88	8-15-2027	1,060,000	999,580
DISH DBS Corporation 144A	5.75	12-1-2028	2,550,000	2,081,387
Gray Escrow II Incorporated 144A	5.38	11-15-2031	4,825,000	4,394,200
Lamar Media Corporation	4.00	2-15-2030	600,000	555,439
Match Group Holdings II LLC 144A	5.63	2-15-2029	1,655,000	1,608,991
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	950,000	895,375
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	905,000	902,765
Outfront Media Capital Corporation 144A	4.63	3-15-2030	1,275,000	1,094,753
Outfront Media Capital Corporation 144A	5.00	8-15-2027	1,250,000	1,168,875
QVC Incorporated	4.38	9-1-2028	1,655,000	1,353,898
QVC Incorporated	4.75	2-15-2027	3,075,000	2,656,431
QVC Incorporated	5.95	3-15-2043	700,000	507,500
See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Scripps Escrow II Incorporated 144A	5.88%	7-15-2027	$ 1,800,000	$ 1,703,916
Townsquare Media Incorporated 144A	6.88	2-1-2026	2,000,000	1,933,220
				33,653,438
Wireless telecommunication services: 0.27%
T-Mobile USA Incorporated	3.50	4-15-2031	950,000	867,146
Consumer discretionary: 10.57%
Auto components: 0.62%
Allison Transmission Incorporated 144A	5.88	6-1-2029	775,000	776,550
Clarios Global LP 144A	6.25	5-15-2026	176,000	176,548
Clarios Global LP 144A	6.75	5-15-2025	1,070,000	1,076,658
				2,029,756
Automobiles: 0.26%
Ford Motor Company	3.25	2-12-2032	985,000	832,670
Hotels, restaurants & leisure: 5.18%
Carnival Corporation 144A	4.00	8-1-2028	1,175,000	1,065,255
Carnival Corporation 144A	6.00	5-1-2029	1,350,000	1,140,750
Carnival Corporation 144A	9.88	8-1-2027	1,675,000	1,775,709
CCM Merger Incorporated 144A	6.38	5-1-2026	3,440,000	3,319,393
Cedar Fair LP 144A	5.50	5-1-2025	405,000	411,160
NCL Corporation Limited 144A	5.88	3-15-2026	1,175,000	1,058,675
NCL Corporation Limited 144A	5.88	2-15-2027	1,310,000	1,220,409
NCL Corporation Limited 144A	7.75	2-15-2029	830,000	744,925
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	200,000	169,845
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	875,000	738,421
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	3,275,000	3,340,500
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	700,000	728,042
Six Flags Entertainment Company 144A	5.50	4-15-2027	350,000	341,040
Six Flags Entertainment Company 144A	7.00	7-1-2025	755,000	781,425
				16,835,549
Household durables: 1.05%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	2,600,000	2,576,750
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	825,000	818,285
				3,395,035
Multiline retail: 0.84%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	895,000	733,900
Macy's Retail Holdings LLC 144A«	5.88	4-1-2029	1,920,000	1,807,555
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	210,000	188,475
				2,729,930
Specialty retail: 2.00%
GAP Incorporated 144A	3.88	10-1-2031	640,000	456,000
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	1,175,000	1,070,131
Michaels Companies Incorporated 144A	7.88	5-1-2029	2,100,000	1,504,839
NMG Holding Company Incorporated 144A	7.13	4-1-2026	1,325,000	1,313,857
Rent-A-Center Incorporated 144A«	6.38	2-15-2029	2,475,000	2,168,867
				6,513,694
See accompanying notes to portfolio of investments

2  |  Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods: 0.62%
G-III Apparel Group Limited 144A	7.88%	8-15-2025	$ 1,995,000	$ 2,027,519
Consumer staples: 0.81%
Food products: 0.81%
CHS Incorporated 144A	5.25	5-15-2030	640,000	551,309
CHS Incorporated 144A	6.88	4-15-2029	2,675,000	2,089,978
				2,641,287
Energy: 15.24%
Energy equipment & services: 3.44%
Bristow Group Incorporated 144A	6.88	3-1-2028	2,475,000	2,349,009
Hilcorp Energy Company 144A	6.00	4-15-2030	205,000	199,363
Hilcorp Energy Company 144A	6.25	11-1-2028	500,000	503,750
Hilcorp Energy Company 144A	6.25	4-15-2032	205,000	199,842
Nabors Industries Limited 144A	7.25	1-15-2026	425,000	411,659
Oceaneering International Incorporated	4.65	11-15-2024	900,000	883,773
Oceaneering International Incorporated	6.00	2-1-2028	1,875,000	1,719,591
Pattern Energy Operations LP 144A	4.50	8-15-2028	3,250,000	3,050,190
USA Compression Partners LP	6.88	4-1-2026	1,150,000	1,122,688
USA Compression Partners LP	6.88	9-1-2027	100,000	96,282
W.R. Grace Holdings LLC 144A	5.63	8-15-2029	785,000	643,700
				11,179,847
Oil, gas & consumable fuels: 11.80%
Aethon United 144A	8.25	2-15-2026	1,600,000	1,632,000
Antero Resources Corporation 144A	5.38	3-1-2030	1,225,000	1,242,432
Antero Resources Corporation 144A	8.38	7-15-2026	585,000	636,188
Archrock Partners LP 144A	6.25	4-1-2028	300,000	292,500
Archrock Partners LP 144A	6.88	4-1-2027	1,300,000	1,288,989
Buckeye Partners LP 144A	4.13	3-1-2025	760,000	747,117
Buckeye Partners LP 144A	4.50	3-1-2028	1,025,000	954,253
Cheniere Energy Partners LP	4.50	10-1-2029	1,000,000	975,560
Comstock Resources Incorporated 144A	5.88	1-15-2030	295,000	281,507
CQP Holdco LP 144A	5.50	6-15-2031	2,425,000	2,296,942
Crestwood Midstream Partners LP	5.75	4-1-2025	1,870,000	1,854,105
DT Midstream Incorporated 144A	4.38	6-15-2031	2,475,000	2,301,750
Encino Acquisition Partners Company 144A	8.50	5-1-2028	2,425,000	2,425,000
EnLink Midstream Partners LP	5.38	6-1-2029	2,360,000	2,290,994
EnLink Midstream Partners LP	5.45	6-1-2047	870,000	696,805
Enviva Partners LP 144A	6.50	1-15-2026	4,115,000	4,115,000
EQM Midstream Partners 144A	7.50	6-1-2027	20,000	20,000
EQM Midstream Partners 144A	7.50	6-1-2030	20,000	20,000
Harvest Midstream LP 144A	7.50	9-1-2028	1,000,000	1,003,215
Hess Midstream Operation Company 144A	5.50	10-15-2030	205,000	202,212
Murphy Oil Corporation	5.75	8-15-2025	150,000	152,244
Murphy Oil Corporation	6.38	7-15-2028	1,800,000	1,846,485
Nabors Industries Limited 144A	7.38	5-15-2027	775,000	781,502
New Fortress Energy Incorporated 144A	6.50	9-30-2026	2,175,000	2,118,037
Occidental Petroleum Corporation	6.45	9-15-2036	3,800,000	4,250,946
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	850,000	757,401
Southwestern Energy Company	4.75	2-1-2032	1,825,000	1,783,554
Western Midstream Operating LP	5.30	3-1-2048	1,500,000	1,372,365
				38,339,103
See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 14.37%
Capital markets: 0.64%
Coinbase Global Incorporated 144A	3.63%	10-1-2031	$ 1,300,000	$ 877,500
MSCI Incorporated 144A	3.25	8-15-2033	415,000	361,731
MSCI Incorporated 144A	4.00	11-15-2029	900,000	852,120
				2,091,351
Consumer finance: 6.33%
FirstCash Incorporated 144A	4.63	9-1-2028	1,375,000	1,248,088
FirstCash Incorporated 144A	5.63	1-1-2030	210,000	200,226
Ford Motor Credit Company LLC	4.39	1-8-2026	2,800,000	2,709,833
Ford Motor Credit Company LLC	5.11	5-3-2029	3,325,000	3,240,612
LFS TopCo LLC 144A	5.88	10-15-2026	895,000	801,625
Navient Corporation	5.00	3-15-2027	1,325,000	1,219,000
Navient Corporation	5.50	3-15-2029	1,350,000	1,178,213
Navient Corporation	5.63	8-1-2033	700,000	550,263
Navient Corporation	5.88	10-25-2024	350,000	351,068
OneMain Finance Corporation	6.63	1-15-2028	2,250,000	2,252,813
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	1,625,000	1,365,000
PRA Group Incorporated 144A	5.00	10-1-2029	2,025,000	1,819,392
PROG Holdings Incorporated 144A	6.00	11-15-2029	1,675,000	1,484,435
Rocket Mortgage LLC 144A	2.88	10-15-2026	1,375,000	1,229,951
Rocket Mortgage LLC 144A	4.00	10-15-2033	1,135,000	930,700
				20,581,219
Diversified financial services: 2.21%
Hat Holdings LLC 144A	3.38	6-15-2026	850,000	786,399
Hat Holdings LLC 144A	6.00	4-15-2025	890,000	901,899
Jefferies Finance LLC 144A	5.00	8-15-2028	975,000	879,314
LPL Holdings Incorporated 144A	4.38	5-15-2031	2,475,000	2,224,406
LPL Holdings Incorporated 144A	4.63	11-15-2027	930,000	906,750
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	1,550,000	1,464,750
				7,163,518
Insurance: 1.70%
Amwins Group Incorporated 144A	4.88	6-30-2029	1,350,000	1,250,134
AssuredPartners Incorporated 144A	5.63	1-15-2029	1,050,000	914,067
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	2,600,000	2,212,236
HUB International Limited 144A	5.63	12-1-2029	500,000	466,250
HUB International Limited 144A	7.00	5-1-2026	385,000	388,800
Ryan Specialty Group LLC 144A	4.38	2-1-2030	320,000	288,027
				5,519,514
Mortgage REITs: 1.11%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	940,000	857,750
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	1,345,000	1,267,595
Starwood Property Trust Incorporated	4.75	3-15-2025	1,510,000	1,493,043
				3,618,388
Thrifts & mortgage finance: 2.38%
Enact Holdings Incorporated 144A	6.50	8-15-2025	3,170,000	3,178,305
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	3,250,000	2,930,545
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	1,850,000	1,624,559
				7,733,409
See accompanying notes to portfolio of investments

4  |  Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 2.30%
Health care equipment & supplies: 0.13%
Surgery Center Holdings Incorporated 144A	10.00%	4-15-2027	$ 420,000	$ 426,552
Health care providers & services: 1.98%
180 Medical Incorporated 144A	3.88	10-15-2029	2,025,000	1,842,636
Air Methods Corporation 144A«	8.00	5-15-2025	2,000,000	1,383,190
Davita Incorporated 144A	4.63	6-1-2030	1,835,000	1,594,156
Mednax Incorporated 144A«	5.38	2-15-2030	830,000	729,172
Tenet Healthcare Corporation 144A	4.88	1-1-2026	875,000	873,040
				6,422,194
Life sciences tools & services: 0.19%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	425,000	391,678
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	225,000	217,658
				609,336
Industrials: 8.62%
Aerospace & defense: 2.04%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	2,635,000	2,602,063
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	705,000	710,651
TransDigm Group Incorporated	6.38	6-15-2026	2,000,000	1,985,000
TransDigm Group Incorporated	7.50	3-15-2027	1,300,000	1,322,861
				6,620,575
Airlines: 1.72%
American Airlines Group Incorporated 144A	5.75	4-20-2029	660,000	637,725
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	3,250,000	3,228,079
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	1,660,000	1,737,854
				5,603,658
Commercial services & supplies: 1.47%
Aramark Services Incorporated 144A	6.38	5-1-2025	1,055,000	1,081,243
CoreCivic Incorporated	8.25	4-15-2026	2,490,000	2,562,907
Covanta Holding Incorporated 144A	4.88	12-1-2029	1,290,000	1,134,819
				4,778,969
Construction & engineering: 0.26%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	900,000	846,000
Electronic equipment, instruments & components: 0.40%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,265,000	1,313,386
Machinery: 0.75%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	1,165,000	1,156,263
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	1,300,000	1,267,500
				2,423,763
Road & rail: 1.19%
Uber Technologies Incorporated 144A	4.50	8-15-2029	1,975,000	1,786,239
Uber Technologies Incorporated 144A	8.00	11-1-2026	2,000,000	2,067,010
				3,853,249
See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors: 0.79%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50%	5-1-2028	$ 2,205,000	$ 1,895,639
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	675,000	685,767
				2,581,406
Information technology: 3.05%
Communications equipment: 0.32%
Ciena Corporation 144A	4.00	1-31-2030	585,000	538,200
CommScope Technologies LLC 144A	5.00	3-15-2027	620,000	516,925
				1,055,125
IT services: 1.51%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	435,000	429,563
Sabre GLBL Incorporated 144A	9.25	4-15-2025	4,315,000	4,465,664
				4,895,227
Software: 1.22%
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	1,860,000	1,655,400
NCR Corporation 144A	6.13	9-1-2029	1,575,000	1,496,760
SS&C Technologies Incorporated 144A	5.50	9-30-2027	800,000	799,480
				3,951,640
Materials: 3.96%
Chemicals: 0.68%
Chemours Company 144A	4.63	11-15-2029	1,300,000	1,174,875
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	1,125,000	1,024,740
				2,199,615
Containers & packaging: 2.58%
Ball Corporation	2.88	8-15-2030	2,355,000	2,037,075
Berry Global Incorporated 144A	5.63	7-15-2027	2,450,000	2,433,291
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	970,000	871,448
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	1,400,000	1,449,000
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	1,176,000	1,187,760
Sealed Air Corporation 144A	5.00	4-15-2029	410,000	406,851
				8,385,425
Metals & mining: 0.70%
Arches Buyer Incorporated 144A	4.25	6-1-2028	425,000	387,974
Cleveland-Cliffs Incorporated 144A	4.88	3-1-2031	1,650,000	1,556,082
Cleveland-Cliffs Incorporated	5.88	6-1-2027	355,000	352,338
				2,296,394
Real estate: 2.51%
Equity REITs: 2.51%
Iron Mountain Incorporated 144A	4.50	2-15-2031	3,775,000	3,386,562
Service Properties Trust Company	4.95	2-15-2027	3,700,000	3,075,181
Service Properties Trust Company	5.00	8-15-2022	1,700,000	1,694,169
				8,155,912
See accompanying notes to portfolio of investments

6  |  Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 2.99%
Electric utilities: 1.59%
NextEra Energy Operating Partners LP 144A	4.50%	9-15-2027	$ 575,000	$ 557,882
PG&E Corporation	5.25	7-1-2030	2,425,000	2,237,038
Vistra Operations Company LLC 144A	4.38	5-1-2029	2,550,000	2,378,194
				5,173,114
Independent power & renewable electricity producers: 1.40%
NSG Holdings LLC 144A	7.75	12-15-2025	216,763	216,763
TerraForm Power Operating LLC 144A	5.00	1-31-2028	4,500,000	4,313,834
				4,530,597
Total Corporate bonds and notes (Cost $272,728,017)				250,813,927
Loans: 7.73%
Communication services: 0.53%
Media: 0.53%
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	6.06	8-2-2027	1,766,750	1,706,380
Consumer discretionary: 0.49%
Auto components: 0.25%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.31	1-31-2028	895,477	809,288
Multiline retail: 0.12%
LSF9 Atlantis Holdings LLC (U.S. SOFR +7.25%) ±	8.00	3-31-2029	425,000	387,460
Specialty retail: 0.12%
Michaels Companies Incorporated (1 Month LIBOR +4.25%) ±	5.26	4-15-2028	463,832	397,954
Consumer staples: 0.00%
Food products: 0.00%
Naked Juice LLC (U.S. SOFR 3 Month +3.25%) <±	4.23	1-24-2029	10,364	10,130
Energy: 1.45%
Oil, gas & consumable fuels: 1.45%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.51	9-29-2028	2,180,231	2,123,916
GIP III Stetson I LP (3 Month LIBOR +4.25%) ±	5.31	7-18-2025	2,733,171	2,587,985
				4,711,901
Financials: 2.31%
Diversified financial services: 1.93%
CTC Holdings LP (U.S. SOFR +5.00%) ±	6.42	2-20-2029	290,000	281,300
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) <±	4.92	2-1-2029	2,683,160	2,522,170
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) <±	6.25	9-24-2024	1,994,751	1,720,672
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	5.00	5-30-2025	957,431	903,576
Solis IV BV (U.S. SOFR +3.50%) ±	4.84	2-26-2029	930,000	838,553
				6,266,271
See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.38%
Asurion LLC (1 Month LIBOR +5.25%) ±	6.31%	1-31-2028	$ 1,400,000	$ 1,255,338
Health care: 0.57%
Health care technology: 0.31%
Athenahealth Incorporated (U.S. SOFR +3.50%) ±	4.36	2-15-2029	909,946	866,724
Athenahealth Incorporated Delayed Draw Term Loan (U.S. SOFR +3.50%) ±	5.66	2-15-2029	154,228	146,902
				1,013,626
Pharmaceuticals: 0.26%
Bausch Health Companies Incorporated (U.S. SOFR +5.25%) <±	5.75	2-1-2027	900,000	821,250
Industrials: 1.36%
Airlines: 0.43%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	1,400,000	1,418,662
Commercial services & supplies: 0.93%
Amentum Government Services Holdings LLC (U.S. SOFR +4.00%) ±	4.65	2-15-2029	440,000	424,600
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	5.06	6-2-2028	1,076,307	1,025,053
The Geo Group Incorporated (3 Month LIBOR +2.00%) <±	3.06	3-22-2024	1,662,467	1,565,928
				3,015,581
Information technology: 1.02%
Software: 1.02%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	4.74	7-24-2026	1,296,675	1,228,872
McAfee Corporation (U.S. SOFR +4.00%) ±	4.84	3-1-2029	1,070,000	1,013,162
Nexus Buyer LLC (1 Month LIBOR +6.25%) ±	7.09	10-29-2029	1,100,000	1,065,163
				3,307,197
Total Loans (Cost $26,508,799)				25,121,038
Yankee corporate bonds and notes: 9.40%
Communication services: 0.80%
Wireless telecommunication services: 0.80%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	1,150,000	1,103,046
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	1,675,000	1,515,875
				2,618,921
Energy: 1.17%
Oil, gas & consumable fuels: 1.17%
Baytex Energy Corporation 144A	8.75	4-1-2027	1,600,000	1,680,000
Northriver Midstream Finance LP 144A	5.63	2-15-2026	2,230,000	2,121,288
				3,801,288
Financials: 0.99%
Diversified financial services: 0.99%
Castlelake Aviation Finance 144A«	5.00	4-15-2027	1,905,000	1,641,186
See accompanying notes to portfolio of investments

8  |  Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
New Red Finance Incorporated 144A	3.88%	1-15-2028	$ 850,000	$ 802,188
New Red Finance Incorporated 144A	4.00	10-15-2030	875,000	771,229
				3,214,603
Health care: 1.40%
Biotechnology: 0.51%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,800,000	1,644,750
Pharmaceuticals: 0.89%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	2,815,000	1,646,775
Bausch Health Companies Incorporated 144A	6.13	2-1-2027	420,000	383,170
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	870,000	878,700
				2,908,645
Industrials: 3.85%
Aerospace & defense: 0.69%
Bombardier Incorporated 144A	7.88	4-15-2027	2,450,000	2,234,861
Airlines: 1.14%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	2,475,000	2,660,625
VistaJet 144A	6.38	2-1-2030	1,250,000	1,062,500
				3,723,125
Electrical equipment: 0.73%
Sensata Technologies BV 144A	4.00	4-15-2029	2,490,000	2,371,725
Machinery: 0.37%
TK Elevator Holdco GmbH 144A	7.63	7-15-2028	1,275,000	1,196,860
Trading companies & distributors: 0.92%
Fly Leasing Limited 144A	7.00	10-15-2024	3,625,000	2,995,483
Materials: 1.19%
Containers & packaging: 0.89%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	1,500,000	1,493,760
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	1,675,000	1,398,625
				2,892,385
Metals & mining: 0.30%
Constellium SE 144A	5.88	2-15-2026	975,000	964,563
Total Yankee corporate bonds and notes (Cost $34,818,726)				30,567,209

See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  9

Portfolio of investments—May 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 7.32%
Investment companies: 7.32%
Allspring Government Money Market Fund Select Class ♠∞##		0.65%	17,547,214	$ 17,547,214
Securities Lending Cash Investments LLC ♠∩∞		0.91	6,237,335	6,237,335
Total Short-term investments (Cost $23,784,549)				23,784,549
Total investments in securities (Cost $359,531,353)	102.16%			332,002,319
Other assets and liabilities, net	(2.16)			(7,020,871)
Total net assets	100.00%			$324,981,448

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,030,349	$210,471,803	$(193,954,938)	$0	$0	$17,547,214	17,547,214	$12,362
Securities Lending Cash Investments LLC	7,814,000	74,104,345	(75,681,010)	0	0	6,237,335	6,237,335	12,483#
				$0	$0	$23,784,549		$24,845

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

10  |  Allspring High Yield Bond Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

Allspring High Yield Bond Fund  |  11

Notes to portfolio of investments—May 31, 2022 (unaudited)

When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of May 31, 2022, the Fund had unfunded loan commitments of $5,508,503.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$906,936	$0	$0	$906,936
Financials	808,660	0	0	808,660
Corporate bonds and notes	0	250,813,927	0	250,813,927
Loans	0	24,839,738	281,300	25,121,038
Yankee corporate bonds and notes	0	30,567,209	0	30,567,209
Short-term investments
Investment companies	23,784,549	0	0	23,784,549
Total assets	$25,500,145	$306,220,874	$281,300	$332,002,319
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

12  |  Allspring High Yield Bond Fund